Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Deferred income tax expense	$ 264,240	$ 264,240	$ 1,056,960	$ 576,000
Increased in valuation allowance			7,682,000	$ 4,928,000
Federal net operating loss carryforward			47,153,000
Federal research and development			$ 1,581,000